Business Segment Information (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Business Segment Information
Asset held for sale	$ 475,477	$ 509,966
Segment liabilities	142,970	137,432
Operating segments
Business Segment Information
Asset held for sale	475,477	509,966
Segment liabilities	142,970	137,432
Operating segments | Iron Ore Royalty
Business Segment Information
Asset held for sale	211,462	216,900
Segment liabilities	51,896	49,566
Operating segments | Industrial Equity
Business Segment Information
Asset held for sale	112,403	148,426
Segment liabilities	39,312	44,703
Operating segments | Merchant banking
Business Segment Information
Asset held for sale	123,864	96,934
Segment liabilities	50,902	42,480
Operating segments | All other segments
Business Segment Information
Asset held for sale	27,748	47,706
Segment liabilities	$ 860	$ 683